NATURE OF OPERATIONS (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 16, 2025	Dec. 31, 2024	Dec. 31, 2023
First Mint LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Acquisition of Gatos [Member] | Subsequent events [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Cerro Los Gatos Underground Silver Mine [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		70.00%